Credit impairment charges / (releases) - Charges, recoveries and reimbursements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	£ 1,161	£ (536)	£ 3,745
Recoveries and reimbursements, other	(228)	259	(368)
Credit impairment charges/(releases)	933	(277)	3,377
Gain on recovery of loans and advances previously written off	33	31
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), off-balance sheet loan commitments and financial guarantee contracts	7	(257)	547
Recoveries and reimbursements, off-balance sheet loan commitments and financial guarantee contracts	0	0	0
Credit impairment charges/(releases)	7	(257)	547
Financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements, other	(195)	290
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges/(releases)	195	(290)
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), total	1,125	(521)	3,607
Recoveries and reimbursements, total	(228)	259	(368)
Credit impairment charges/(releases)	897	(262)	3,239
Financial instruments at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	8	(6)	0
Recoveries and reimbursements, other	0	0	0
Credit impairment charges/(releases)	8	(6)	0
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), loans and advances at amortised cost	1,118	(264)	3,060
Recoveries and reimbursements, loans and advances at amortised costs	(228)	259	(368)
Credit impairment charges/(releases)	890	(5)	2,692
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	28	(4)	2
Recoveries and reimbursements, other	0	0	0
Credit impairment charges/(releases)	28	(4)	2
Other financial assets measured at cost | Financial assets at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges / (releases), other	0	(5)	136
Recoveries and reimbursements, other	0	0	0
Credit impairment charges/(releases)	£ 0	£ (5)	£ 136